FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES

	As of December 31, 2022
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liability-Term Loan	$30,841	$30,841	$-	$-	$30,841
Warrant liability-Private Placement Warrants	1,990	1,990	-	1,990	-
Total liabilities	$32,831	$32,831	$-	$1,990	$30,841